PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Line Items]
Gross property and equipment			$ 14,477	$ 14,235
Less: accumulated depreciation			(9,017)	(7,460)
Net property and equipment	5,055	[1]	5,460	6,775	[2]
Land and Buildings [Member]
Property and Equipment [Line Items]
Gross property and equipment			1,800	1,800
Leasehold improvements [Member]
Property and Equipment [Line Items]
Gross property and equipment			499	472
Machinery and equipment [Member]
Property and Equipment [Line Items]
Gross property and equipment			8,624	8,466
Construction in Progress [Member]
Property and Equipment [Line Items]
Gross property and equipment			232	80
Vehicles [Member]
Property and Equipment [Line Items]
Gross property and equipment			927	923
Office and computer equipment [Member]
Property and Equipment [Line Items]
Gross property and equipment			$ 2,395	$ 2,494

[1]	Unaudited
[2]	Restated